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                        PACIFIC SELECT VARIABLE ANNUITY

  Individual Flexible Premium Deferred Variable Accumulation Deferred Annuity
                                    Contract

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

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
                                              This supplement changes the Prospectus to reflect the following effective
                                              January 1, 2000:

                                              -------------------------------------------------------------------------------
Two New Variable Investment                   The two new Variable Investment Options are added to the list on page 1 of
Options Are Available                         the Prospectus.

 . Diversified Research
 . International Large-Cap

                                              -------------------------------------------------------------------------------
The Growth Variable Account Is                As of October 1, 1999, the Growth Variable Account is available as an
Added as a Variable Investment                additional Variable Investment Option for all Contracts. References to the 17
Option                                        Variable Investment Options or Subaccounts throughout the Prospectus are changed to refer to 20 Variable Investment Options or Subaccounts.


                                              -------------------------------------------------------------------------------
The Names of Two Variable                     The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                Variable Investment Option.

                                              The International Variable Investment Option is now called the International
                                              Value Variable Investment Option.

                                              These new names reflect the change in name of the underlying Portfolios of
                                              Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Subaccount or Variable
                                              Investment Option is changed to refer to the Small-Cap Equity or International
                                              Value Portfolio, Subaccount or Variable Investment Option, respectively.

                                              -------------------------------------------------------------------------------
An Overview of Pacific Select Variable        The following is added to the chart under Fees and Expenses Paid by the Pacific
Annuity Is Amended                            Select Fund:

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                                              Portfolio                    Advisory Fee   Other Expenses   Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Diversified Research*           0.90%           0.05%             0.95%
                                              International Large-Cap*        1.05%           0.15%             1.20%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                2000. See page 7 of the Prospectus for information about expense caps through
                                                December 31, 2000 for these Portfolios.

                                              + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                                The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                                Pacific Select Fund are replaced with the following:
                                              -------------------------------------------------------------------------------
                                              Portfolio                    Advisory Fee   Other Expenses   Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Equity Index                    0.25%           0.05%             0.30%

                                                                                                                            1
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                                              The following is added to Examples:

                                              Different examples are presented below that show expenses that an Owner of a
                                              Contract with Accumulated Value allocated to a Variable Account would pay at the end of one, three, five or ten years if, at the end of those time periods, the Contract is (1) surrendered, (2) annuitized, (3) not surrendered or annuitized. The examples assume a $1000 investment and a 5% annual rate of return. In addition, the examples reflect an average initial premium of approximately $45,000 and a prorata portion of the annual Maintenance Fee. Each example shows expenses based upon allocation to each of the Variable Accounts.

                                              The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The 5%
                                              return assumed in the examples is hypothetical and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

                                              --------------------------------------------------------------------------------
                                                                                                       Contract not
                                                                                                       Surrendered or
                                                             Contract             Contract             Annuitized and
                                                             Surrendered at End   Annuitized at End    Remains in Force at
                                                             of Time Period       of Time Period*      End of Time Period
                                              -----------------------------------------------------------------------------
                                              Variable
                                              Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                                              -----------------------------------------------------------------------------
                                              Diversified
                                              Research       78   120  156  274   78   75   129  274   24   75   129  274
                                              -----------------------------------------------------------------------------
                                              International
                                              Large-Cap      81   128  168  299   81   83   141  299   27   83   141  299
                                              -----------------------------------------------------------------------------
                                              Equity Index   72   100  122  207   72   55    95  207   18   55    95  207
                                              -----------------------------------------------------------------------------

                                              * In this example, it is assumed that an Annuity Option has been selected that provides for annuity payments that continue for at least five years, in which case the withdrawal charge would not be assessed if the Contract was in force during the Accumulation Period for a least two Contract Years.

                                              --------------------------------------------------------------------------------
The Following Portfolios Have New             Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                            Markets Portfolio.

                                              Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                              Small-Cap Index Portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options Is Amended            The chart on page 9 of the Prospectus is replaced with the chart on page 3 of this supplement.

                                              The second sentence under The Investment Adviser is replaced with the following:

                                              We and the Fund have retained other portfolio managers, supervised by us, for eighteen of the Portfolios.

                                              --------------------------------------------------------------------------------
Charges and Deductions: Contingent            The first sentence of the third paragraph is replaced with:
Deferred Sales Charge Is Amended
                                              For purposes of determining the age of the premium, the premium is considered
                                              "age one" from the day it is effective until the beginning of the day preceding your next Contract Anniversary; beginning on the day preceding that Contract
                                              Anniversary, your Payment will have an "age of two", and increases in age on the day preceding each Contract Anniversary.
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2
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  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ
CAREFULLY BEFORE INVESTING.

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
                                                     Primary Investments
    Portfolio                Objective           (under normal circumstances) Portfolio Manager
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
 Aggressive Equity Capital appreciation.         Equity securities of small   Alliance Capital
                                                 emerging-growth companies    Management L.P.
                                                 and medium-sized
                                                 companies.
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 Emerging Markets  Long-term growth of capital.  Equity securities of         Alliance Capital
                                                 companies that are located   Management L.P.
                                                 in countries generally
                                                 regarded as "emerging
                                                 market" countries.
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 Diversified Re-   Long-term growth of capital.  Equity securities of U.S.    Capital Guardian
 search                                          companies and securities     Trust Company
                                                 whose principal markets
                                                 are in the U.S.
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 Small-Cap Equity  Growth of capital.            Equity securities of         Capital Guardian
 (formerly called                                smaller and medium-sized     Trust Company
 Growth)                                         companies.
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 International     Long-term growth of capital.  Equity securities of non-    Capital Guardian
 Large-Cap                                       U.S. companies and           Trust Company
                                                 securities whose principal
                                                 markets are outside of the
                                                 U.S.
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 Bond and Income   Total return and income       A wide range of fixed        Goldman Sachs
                   consistent with prudent       income securities with       Asset Management
                   investment management.        varying terms to maturity,
                                                 with an emphasis on long-
                                                 term bonds.
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 Equity            Capital appreciation.         Equity securities of large   Goldman Sachs
                   Current income is of          U.S. growth-oriented         Asset Management
                   secondary importance.         companies.
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 Multi-Strategy    High total return.            A mix of equity and fixed    J.P. Morgan
                                                 income securities.           Investment Management
                                                                              Inc.
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 Equity Income     Long-term growth of capital   Equity securities of large   J.P. Morgan
                   and income.                   and medium-sized dividend-   Investment Management
                                                 paying U.S. companies.       Inc.
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 Growth LT         Long-term growth of capital   Equity securities of a       Janus Capital
                   consistent with the           large number of companies    Corporation
                   preservation of capital.      of any size.
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 Mid-Cap Value     Capital appreciation.         Equity securities of         Lazard Asset
                                                 medium-sized U.S.            Management
                                                 companies believed to be
                                                 undervalued.
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 Equity Index      Investment results that       Equity securities of         Mercury Asset
                   correspond to the total       companies that are           Management US
                   return of common stocks       included in the Standard &
                   publicly traded in the U.S.   Poor's 500 Composite Stock
                                                 Price Index.
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 Small-Cap Index   Investment results that       Equity securities of         Mercury Asset
                   correspond to the total       companies that are           Management US
                   return of an index of small   included in the Russell
                   capitalization companies.     2000 Small Stock Index.
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 REIT              Current income and long-term  Equity securities of real    Morgan Stanley Asset
                   capital appreciation.         estate investment trusts.    Management
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 International     Long-term capital             Equity securities of         Morgan Stanley Asset
 Value             appreciation primarily        companies of any size        Management
 (formerly called  through investment in equity  located in developed
 International)    securities of corporations    countries outside of the
                   domiciled in countries other  U.S.
                   than the United States.
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 Government        Maximize total return         Fixed income securities      Pacific Investment
 Securities        consistent with prudent       that are issued or           Management Company
                   investment management.        guaranteed by the U.S.
                                                 government, its agencies
                                                 or government-sponsored
                                                 enterprises.
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 Managed Bond      Maximize total return         Medium and high-quality      Pacific Investment
                   consistent with prudent       fixed income securities      Management Company
                   investment management.        with varying terms to
                                                 maturity.
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 Money Market      Current income consistent     Highest quality money        Pacific Life
                   with preservation of          market instruments
                   capital.                      believed to have limited
                                                 credit risk.
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 High Yield Bond   High level of current         Fixed income securities      Pacific Life
                   income.                       with lower and medium-
                                                 quality credit ratings and
                                                 intermediate to long terms
                                                 to maturity.
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 Large-Cap Value   Long-term growth of capital.  Equity securities of large   Salomon Brothers
                   Current income is of          U.S. companies.              Asset Management Inc
                   secondary importance.
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Form No. PS121799